Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Change In Accounting Estimate [Line Items]
Impairment of goodwill	$ 66,121,000		$ 535,227,000
Acquired contract liabilities, net	92,962,000	$ 184,612,000
Future amortization income, year one	44,958,000
Future amortization income, year two	17,568,000
Future amortization income, year three	7,302,000
Future amortization income, year four	3,512,000
Future amortization income, year five	1,690,000
Future amortization income, thereafter	17,932,000
Income taxes paid, net of refunds received	4,005,000	(4,701,000)	11,190,000
ASU 2017-07 [Member]
Change In Accounting Estimate [Line Items]
New accounting pronouncement or change in accounting principle, effect of change on operating results		(87,241,000)
Revenue Benchmark [Member]
Change In Accounting Estimate [Line Items]
Change in Accounting Estimate	12,011,000	7,944,000
Operating Income (Loss) [Member]
Change In Accounting Estimate [Line Items]
Change in Accounting Estimate	(22,844,000)	(68,694,000)	19,677,000
Change in accounting estimate included gross favorable adjustment	43,405,000	46,074,000	85,844,000
Change in accounting estimate included gross unfavorable adjustment	66,249,000	114,768,000	66,167,000
Income (Loss), Net [Member]
Change In Accounting Estimate [Line Items]
Change in Accounting Estimate	(22,844,000)	(68,694,000)	13,479,000
Earnings (Loss) Per Share [Member]
Change In Accounting Estimate [Line Items]
Change in Accounting Estimate	$ (0.45)	$ (1.38)	$ 0.27
Minimum [Member]
Change In Accounting Estimate [Line Items]
Finite-lived intangible asset, useful life	7 years
Standard trade receivable, payment terms	30 days
Maximum [Member]
Change In Accounting Estimate [Line Items]
Finite-lived intangible asset, useful life	30 years
Standard trade receivable, payment terms	120 days